Long-Term Debt, net - Annual loan principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 119,011
First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	44,130	$ 52,620
Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	22,410
SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	27,541
Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	24,930
Later than one year and not later than two years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	8,627
Later than one year and not later than two years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	5,591	6,258
Later than one year and not later than two years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180
Later than one year and not later than two years [member] | SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,095
Later than one year and not later than two years [member] | Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	821
Later than two years and not later than three years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	23,135
Later than two years and not later than three years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	20,039	6,258
Later than two years and not later than three years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180
Later than two years and not later than three years [member] | SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,095
Later than two years and not later than three years [member] | Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	821
Later than three years and not later than four years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	21,635
Later than three years and not later than four years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	18,500	21,604
Later than three years and not later than four years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180
Later than three years and not later than four years [member] | SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,125
Later than three years and not later than four years [member] | Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	830
Later than four years and not later than five years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	3,279
Later than four years and not later than five years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	0	$ 18,500
Later than four years and not later than five years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,180
Later than four years and not later than five years [member] | SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	1,168
Later than four years and not later than five years [member] | Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	931
Later than five years and not later than six years [member] | Total [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	62,275
Later than five years and not later than six years [member] | First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	0
Later than five years and not later than six years [member] | Marguerite Maritime S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	17,690
Later than five years and not later than six years [member] | SK Shipholding S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	23,058
Later than five years and not later than six years [member] | Shankyo Shoji CO., Ltd and Greatsail Shipping S.A [Member]
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 21,527